UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

      477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C. 51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end: April 30, 2006

Date of reporting period: October 31, 2005

Item 1. Reports to Stockholders.

      Attached on the following pages is a copy of the registrant's semi-annual report as of October 31, 2005 transmitted to stockholders.

                               SEMI-ANNUAL REPORT

                                        December 29, 2005

Dear Shareholder:

      This semi-annual report of Tridan Corp. covers the six-month period from May 1, 2005 to October 31, 2005. As part of this report, we enclose the unaudited financial report for that six-month period and for the corresponding period in 2004.

      A schedule of the company's portfolio holdings at October 31, 2005, consisting entirely of municipal obligations, is included in the financial report. The company invests exclusively in non-voting securities. The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The company's Forms N-Q are available on the Commission's website at http://www.sec.gov. They may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      The net asset value per share at October 31, 2005 was $12.21, compared with $12.76 at October 31, 2004. Net investment income per share was $.22 for the six-month period ended October 31, 2005, compared with $.22 for the six-month period ended October 31, 2004.

      At the company's last annual meeting on June 21, 2005, the reappointment of Leslie Sufrin & Company, P.C. (which has since merged into and become a part of Weiser LLP) as the company's auditors for the fiscal year ending April 30, 2006 was ratified by the shareholders as follows:

      Shares Voted For                       2,809,123.4006
      Shares Voted Against                             None
      Shares Abstaining                         77,333.3333

Tridan Corp.
December 29, 2005
Page - 2 -


      Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

                                      Shares Voted For           Shares Withheld
                                      ----------------           ---------------

      Mark Goodman                     2,886,456.7339                  None
      Peter Goodman                    2,886,456.7339                  None
      Paul Kramer                      2,886,456.7339                  None
      Jay S. Negin                     2,886,456.7339                  None
      Warren F. Pelton                 2,886,456.7339                  None
      Russell J. Stoever               2,886,456.7339                  None

      During the six-month period ended October 31, 2005, no director or officer received any compensation from the company except for fees of $6,000 paid to each director. All executive officers of the company as a group (two persons) received compensation (comprised solely of said directors' fees) aggregating $12,000 during said period (which excludes professional fees paid to the law firm of which I. Robert Harris, Secretary of the company, is a member).

      At its meeting on May 26, 2005, the Board of Directors unanimously approved the renewal of the company's investment advisory agreement with J.P. Morgan Investment Management Inc. for the period July 1, 2005 to June 30, 2006. The board considered a variety of material factors and conclusions with respect thereto that formed the basis for the board's approval, as discussed below.

      Throughout the year, the directors received and analyzed a substantial quantity of comprehensive information and written materials, including ongoing analysis of Tridan's existing portfolio and Morgan's recommendations in light of its forecasts for the economy, employment trends, business conditions, federal rate moves, interest trends including comparisons between tax-exempt and taxable bonds, appropriate maturities, quality, yields, diversification, etc. The directors subject Morgan's portfolio management to scrutiny at each board meeting, including examination of transactions completed since the prior meeting and an overview of the entire portfolio. Written materials received by the directors before and during each meeting include reports, statistics, charts, graphs, performance records, comparisons with other funds and the like. Morgan is constantly questioned at great length regarding its views, its recommendations and its performance.

      In addition to the foregoing, as requested by Tridan's corporate counsel pursuant to Section 15(c) of the Investment Company Act of 1940, Morgan submitted its audited financial statements and detailed information regarding Morgan's business, personnel and operations, advisory services, compensation matters, portfolio strategy, investment performance, sources of information, fee comparisons, compliance programs, and other

Tridan Corp.
December 29, 2005
Page - 3 -


matters of significance to the relationship between Tridan and its investment adviser, all of which material was furnished to each director. The directors reviewed all of this material and discussed the same at length, as well as their own views on Morgan's previous performance and relationship with Tridan, with particular attention to the following areas:

Investment Performance

      At each meeting, the directors receive, review and discuss with Morgan's representatives various data showing Tridan's portfolio characteristics, including market value, average duration, credit quality, coupon, estimated annual income and yield statistics, and breakdown information regarding duration, credit, and investment sectors. Morgan's quarterly presentation also includes the portfolio performance over three months, year to date, one year, three years, five years and ten years, compared with the Lipper NY Intermediate Muni Debt Funds, JPMorgan NY Tax Free Bond Fund, Sanford Bernstein NY Muni Fund, and Lehman 1-17 Year NY Muni Bond Index. Based on their review, the directors all agreed that Tridan's relative investment performance has been satisfactory.

Nature, Extent and Quality of Service

      The board's analysis of the nature, extent and quality of Morgan's services to Tridan was based on knowledge gained over time from discussions with management and at the board's regular meetings. In addition, the directors reviewed materials contained in Morgan's response to Tridan's 15(c) Questionnaire pursuant to the Investment Company Act of 1940, and its Form ADV under the Investment Advisers Act of 1940 concerning, among much other information, the qualifications, education and experience of Morgan's personnel involved in rendering those services. As Tridan's investment adviser, Morgan manages the investment of the Company's assets, including purchases and sales of securities, and arranges for the periodic transfer of cash required to pay expenses and make distributions to shareholders. Morgan also provides clerical and bookkeeping services, and prepares and issues periodic reports and statements. Its affiliate maintains custody of Tridan's securities and provides access thereto upon request. The board considered its adviser's performance of these administrative and support services, including monitoring adherence to the company's investment policies, guidelines and restrictions, Morgan's responsiveness to requests by Tridan's counsel for periodic information, reports and certifications required for compliance with securities laws and regulations, and maintaining and monitoring their respective compliance programs in light of today's extensive regulatory requirements. The board concluded that the nature, extent and quality of the services provided by Morgan to the company have been and continue to be appropriate and beneficial.

Fees

      Under its Investment Advisory Agreement with Morgan, Tridan pays an annual fee, computed and payable quarterly, equal to 0.28% of its net assets under management. The agreement requires Morgan to bear all expenses incurred by it in connection with its

Tridan Corp.
December 29, 2005
Page - 4 -


activities under the agreement, without any reimbursement from the company. In addition, there is no charge made to Tridan for maintaining custody of the company's securities and for custodial-related services rendered by Morgan and its affiliates. In light of the nature, extent and quality of the services received by Tridan from Morgan and its affiliated companies, and comparing the management fees charged by Morgan to other fixed-income investment companies managed by it, all of which are many times larger than Tridan, the Board considers Morgan's management fee to Tridan to be reasonable.

      After full consideration of the above factors, the board concluded unanimously that renewal of the investment advisory agreement with J.P. Morgan Investment Management Inc. was in the best interest of Tridan and its shareholders.

                                        Sincerely

                                        TRIDAN CORP.


                                        Peter Goodman, President

                                  TRIDAN CORP.

                                FINANCIAL REPORT
                                   (Unaudited)

                            OCTOBER 31, 2005 AND 2004

TRIDAN CORP.
(Unaudited)

TABLE OF CONTENTS
================================================================================

                                                                            ----

                                                                            Page

                                                                            ----

Financial Statements

     Statements of Assets and Liabilities                                     2

     Schedules of Investments in Municipal Obligations                        3

     Statements of Operations                                                 7

     Statements of Changes in Net Assets                                      8

     Notes to Financial Statements                                            9

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

(Unaudited)

                                                           OCTOBER 31,

                                                      2005             2004
                                                  ------------     ------------
ASSETS

Investments in municipal obligations,
   at market value (amortized cost of
   $36,097,519 and $35,528,253, respectively)     $ 37,291,968     $ 38,429,000

Cash and cash equivalents                              314,679          905,676

Accrued interest receivable                            548,917          588,407

Prepaid expenses                                         2,500            2,500
                                                  ------------     ------------

                                                    38,158,064       39,925,583
                                                  ------------     ------------

LIABILITIES

Accounts payable and accrued liabilities
   Accrued investment advisory fees                     32,000           27,000
   Accrued fee - affiliate                              44,275           39,472
   Accrued other                                        18,131           39,127

Common stock redemption payable                             --           15,383
                                                  ------------     ------------

                                                        94,406          120,982
                                                  ------------     ------------

NET ASSETS                                        $ 38,063,658     $ 39,804,601
                                                  ============     ============

Analysis of net assets
   Common stock, at $.02 par value,
       6,000,000 shares authorized                $     63,982     $     63,982
   Paid in capital                                  36,847,762       36,879,867
   Over distributed investment income, net             (80,931)         (39,997)
   Undistributed capital gains                          38,305               --
   Unrealized appreciation of investments, net       1,194,450        2,900,749
                                                  ------------     ------------

Net assets, equivalent to $12.21 and $12.76
   per share based on 3,116,511.7948 and
   3,119,270.1974 shares of common stock
   outstanding, respectively                      $ 38,063,568     $ 39,804,601
                                                  ============     ============

================================================================================

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
================================================================================

(Unaudited)

                                                                                OCTOBER 31,

                                                               2005                                     2004
                                             ---------------------------------------   ---------------------------------------
                                              Principal     Amortized       Market      Principal     Amortized       Market
                                                Amount         Cost         Value         Amount         Cost         Value
                                             -----------   -----------   -----------   -----------   -----------   -----------
Bethlehem N.Y
   Central School District
   5.000%, due November 11, 2015             $   500,000   $   549,508   $   539,380   $        --   $        --   $        --

Cattaraugus Cty
   NY Public Unlimited tax
   5.000%, due June 1, 2014                      275,000       297,039       293,585            --            --            --
   5.000%, due June 1, 2015                      275,000       295,354       293,029            --            --            --

City of Buffalo
   N.Y. Sewer Auth
   5.00%, due May 15, 2011                     1,110,000     1,183,070     1,185,158     1,110,000     1,194,463     1,238,882

City of New York
   General Purpose Unlimited Tax
   6.750%, due February 1, 2009                1,000,000     1,058,016     1,101,694     1,000,000     1,074,114     1,156,600

Clarkstown NY Central
   School District
   5.250%, due April 15, 2015                    400,000       436,156       435,044       400,000       439,231       454,368

Cleveland Hill Union Free
   School District
   5.500%, due October 15, 2011                1,480,000     1,500,181     1,597,778     1,480,000     1,503,001     1,666,702

Chenango Valley
   NY Central School District
   4.000%, due June 15, 2011                     290,000       299,873       294,889            --            --            --

Metropolitan Transportation Authority
   N.Y. SVC Contract
   5.750%, due July 1, 2008                    1,000,000       989,576     1,065,030     1,000,000       986,082     1,124,180
   Var. rate, due November 1, 2029               100,000       100,000       100,000            --            --            --

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.000%, due June 1, 2010                      900,000       903,527       971,479       900,000       904,180     1,027,136
   6.000%, due March 1, 2012                     445,000       502,287       500,888       445,000       510,175       524,281

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
   6.200%, due February 15, 2011               1,070,000     1,067,580     1,200,508     1,070,000     1,067,205     1,257,325

================================================================================

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
================================================================================

(Unaudited)

                                                                                OCTOBER 31,

                                                               2005                                     2004
                                             ---------------------------------------   ---------------------------------------
                                              Principal     Amortized       Market      Principal     Amortized       Market
                                                Amount         Cost         Value         Amount         Cost         Value
                                             -----------   -----------   -----------   -----------   -----------   -----------
N.Y.C. Municipal Water
   Fin. Auth
   6.000%, due June 15, 2009                 $ 2,000,000   $ 2,088,876   $ 2,184,020   $ 2,000,000   $ 2,110,917   $ 2,304,300

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7-1/2%, due May 15, 2011                      510,000       504,159       574,586       590,000       582,298       698,316

N.Y C. Ref. Unltd. tax
   6.000%, due May 15, 2030                      150,000       177,911       167,879       150,000       178,505       175,815

N.Y.S. Thruway Authority
   5.250%, due April 1, 2013                   1,000,000     1,099,669     1,090,830            --            --            --
   5.000%, due April 1, 2017                   1,000,000     1,084,935     1,082,890            --            --            --

N.Y.S. Dormitory Authority
   Pace University
   6.500%, due July 1, 2009                    1,000,000     1,051,292     1,107,990     1,000,000     1,063,760     1,171,740

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
   5.750%, due June 15, 2008                   1,500,000     1,524,539     1,596,006     1,500,000     1,533,082     1,684,064
   5.200%, due May 15, 2014                      575,000       633,175       630,120       575,000       638,843       657,444
   5.250%, due December 15, 2012                 400,000       445,998       436,112            --            --            --

N.Y.S. Dormitory Authority Revs
   5.250%, due November 15, 2023               1,400,000     1,530,829     1,495,578     1,000,000     1,094,564     1,110,250

N.Y.S. Dormitory Authority
   City University General
   Sys. 2nd Ser
   5.750%, due July 1, 2013                      215,000       243,407       234,913       215,000       246,550       249,028

N.Y.S. Local Gov't. Asst. Corp.
   5.500%, due April 1, 2017                     240,000       269,208       269,983            --            --            --
   Var. rate, due April 1, 2025                  100,000       100,000       100,000            --            --            --

N.Y.S. Ref. Unlimited Tax
   6.500%, due July 15, 2005                          --            --            --     1,700,000     1,717,928     1,753,941

================================================================================

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
================================================================================

(Unaudited)

                                                                                OCTOBER 31,

                                                               2005                                     2004
                                             ---------------------------------------   ---------------------------------------
                                              Principal     Amortized       Market      Principal     Amortized       Market
                                                Amount         Cost         Value         Amount         Cost         Value
                                             -----------   -----------   -----------   -----------   -----------   -----------
N.Y.S. Dormitory Authority Revs
   Columbia University
   5.000%, due July 1, 2010                  $ 1,000,000   $ 1,047,316   $ 1,060,930   $ 1,000,000   $ 1,056,400   $ 1,112,040

N.Y.S. Housing
   Fin. Svc. Contract
   Var. rate, due March 15, 2026                 100,000       100,000       100,000            --            --            --

N.Y.S. Dormitory Authority Revs
   Personal Income Tax
   5.500%, due March 15, 2011                  1,000,000     1,079,813     1,084,310     1,000,000     1,092,958     1,136,410

N.Y.S. UDC Correction FACS
   6.000%, due January 1, 2012                 1,000,000     1,019,889     1,091,910     1,000,000     1,022,666     1,150,770

N.Y.S. Urban Development Corp.
   Rev. Sub. Lic
   5.500%, due January 1, 2008                        --            --            --     1,055,000     1,069,591     1,159,023

Nassau County Interim
   Fin. Auth., N.Y
   5.750%, due November 15, 2013               1,100,000     1,129,388     1,219,185     1,100,000     1,134,376     1,276,330
   Var. rate, due November 15, 2022               50,000        50,000        50,000            --            --            --

Nassau Health Care Corp.
   Var. rate, due August 1,2029                  100,000       100,000       100,000            --            --            --

New York, NY Gen'l. Obligation
   Var. rate, due March 1, 2034                  100,000       100,000       100,000            --            --            --

Niagara Falls Bridge
   Commission NY Toll Rev Hwy
   1 MPT Series B
   5.250%, due October 1, 2015                 2,000,000     2,105,751     2,176,900     2,000,000     2,114,007     2,302,800

Pleasantville N.Y. Public
   Impt. Unlimited tax
   5.000%, due January 1,2016                    565,000       621,690       607,149            --            --            --

Power Authority of N.Y. S
   General Purpose Revenue:
   6-1/2%, due Jan. 1, 2008                           --            --            --     1,675,000     1,697,797     1,805,315

================================================================================

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
================================================================================

(Unaudited)

                                                                                OCTOBER 31,

                                                               2005                                     2004
                                             ---------------------------------------   ---------------------------------------
                                              Principal     Amortized       Market      Principal     Amortized       Market
                                                Amount         Cost         Value         Amount         Cost         Value
                                             -----------   -----------   -----------   -----------   -----------   -----------
Puerto Rico Electric Power
   Authority Star & Stripe
   5.500%, due July 1, 2006                  $        --   $        --   $        --   $   600,000   $   608,726   $   635,850
   5.500%, due July 1, 2017                      700,000       792,173       785,932            --            --            --

Puerto Rico Commonwealth
   Highway & Transp. Auth
   5.00%, due July 1, 2035                     1,000,000     1,087,652     1,063,510     1,000,000     1,089,050     1,101,030

Puerto Rico Commonwealth
   Highway and Trans
   5.500%, due July 1, 2015                      500,000       562,167       564,285       500,000       567,358       589,645

Puerto Rico Common Wealth
   Highway and Trans
   6.250%, due July 1, 2016                      285,000       338,851       338,016       285,000       342,814       355,723

Puerto Rico Public Buildings
   Auth. Rev. GTD Ref
   5.000%, due July 1, 2028                      500,000       513,880       521,825       500,000       514,213       543,065

Rochester, NY Public Schools
   4.790%, due May 28, 2017                           --            --            --       350,000       343,836       353,437

Suffolk County Water
   Authority
   6.000%, due June 1, 2009                    1,510,000     1,588,518     1,644,345     1,510,000     1,608,477     1,732,529

Suffolk County Judicial
   FACS Agency
   5.750%, due October 15, 2011                1,340,000     1,361,531     1,457,840     1,340,000     1,363,323     1,520,726

Triborough Bridge or Tunnel
   Authority N.Y. Revs
   6.000%, due January 1, 2012                 1,500,000     1,542,809     1,655,862     1,500,000     1,548,506     1,733,925
   5.500%, due January 1, 2017                 1,000,000     1,019,926     1,120,600     1,000,000     1,021,208     1,164,960

Trust for Cultural Res. of NYC
   Bonds Edu Broadcasting
   2.680%, due January 1, 2008                        --            --            --       500,000       488,049       501,050
                                             -----------   -----------   -----------   -----------   -----------   -----------

                                             $34,285,000   $36,097,519   $37,291,968   $34,050,000   $35,528,253   $38,429,000
                                             ===========   ===========   ===========   ===========   ===========   ===========

================================================================================

TRIDAN CORP.

STATEMENTS OF OPERATIONS
================================================================================

(Unaudited)

                                                         SIX MONTHS ENDED
                                                            OCTOBER 31,

                                                        2005            2004
                                                     ---------      -----------
Investment income

    Interest                                         $ 972,584      $   976,854

    Amortization of bond premium and
       discount - net                                 (109,275)        (102,169)
                                                     ---------      -----------

         Total investment income                       863,309          874,685
                                                     ---------      -----------

Expenses

    Investment advisory fee                             53,577           53,551

    Professional fees                                   48,295           51,860

    Directors' fees                                     36,000           31,500

    Administrative fees                                 34,500           40,139

    Insurance and administrative expenses                9,315           13,126
                                                     ---------      -----------

         Total expenses                                181,687          190,176
                                                     ---------      -----------

Investment income - net                                681,622          684,509
                                                     ---------      -----------

Realized and unrealized gain on investments

    Net realized gain on investments                    40,344           53,723

    Change in unrealized appreciation of
       investments for the period                     (880,995)         507,658
                                                     ---------      -----------

Net (loss) gain on investments                        (840,651)         561,381
                                                     ---------      -----------

Net (decrease) increase in assets resulting
    from operations                                  $(159,029)     $ 1,245,890
                                                     =========      ===========

================================================================================

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                              SIX MONTHS
                                                                 ENDED          YEAR ENDED
                                                              OCTOBER 31,        APRIL 30,
                                                                 2005              2005
                                                             ------------      ------------
                                                              (Unaudited)        (Audited)
(Decrease) increase in net assets resulting
    from operations

       Investment income - net                               $    681,622      $  1,339,398
       Net realized gain on investments                            40,344           173,333
       Change in unrealized appreciation                         (880,995)         (317,646)
                                                             ------------      ------------

         Net (decrease) increase in net assets resulting
            from operations                                      (159,029)        1,195,085
                                                             ------------      ------------
Redemptions of 2,058.9070 (October 31, 2005)
    and 3,301.7371 shares (April 30, 2005)                        (25,448)          (41,787)
                                                             ------------      ------------

Distributions to shareholders:
    Investment income - net (tax exempt)                         (712,327)       (1,380,241)
    Long-term capital gains - net                                 (67,110)         (117,464)
                                                             ------------      ------------

                                                                 (779,437)       (1,497,705)
                                                             ------------      ------------

         Total increase (decrease)                               (963,914)         (344,407)
                                                             ------------      ------------

Net assets

    Beginning of period                                        39,027,572        39,371,979
                                                             ------------      ------------

    End of period, including
       - Net undistributed (overdistributed)
           investment income $(80,931) and $(50,226),
           in October 2005 and April 2005, respectively
       - Net undistributed capital gains of $38,305
           and $64,897 in October 2005 and April 2005,
           respectively                                      $ 38,063,658      $ 39,027,572
                                                             ============      ============

================================================================================

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2005 AND 2004
================================================================================

1.    Significant Accounting Policies

      The following is a summary of the significant policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, in the preparation of its financial statements.

      Acquisition and Valuation of Investments

      Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are shown at market value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to market value.

      Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations. Securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors. There were no securities valued by the Board of Directors, which quotations were not readily available as of October 31, 2005 and 2004.

      Amortization of Bond Premium or Discount

      In determining investment income, bond premium or discount is amortized on a straight-line basis over the remaining term of the obligation.

      Income Taxes

      It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required; however, the Company is subject to minimum New York State and local franchise taxes.

      Interest income from municipal investments are exempt from Federal and state income taxes.

      Cash and Cash Equivalents

      The Company considers all investments that can be liquidated on demand to be cash equivalents.

                                                             October 31,
                                                           2005        2004
                                                         --------    --------

            Cash                                         $ 29,596    $ 30,872
            Cash equivalents - demand bonds and notes     285,083     874,804
                                                         --------    --------

                                                         $314,679    $905,676
                                                         ========    ========

================================================================================

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2005 AND 2004
================================================================================

1.    Significant Accounting Policies (continued)

      The Company maintains all of its cash and cash equivalents in one financial institution. At times, such balances may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used when accounting for the valuation of securities and the realization of investment.

      Concentration of Credit Risk

      The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.    Accounts Payable and Accrued Liabilities

      Accounts payable and accrued liabilities consisted of the following at:

                                                        October 31,
                                                      2005        2004
                                                    --------    --------

            Accrued investment advisory fees (a)    $ 32,000    $ 27,000
            Accrued fee - affiliate (b)               44,275      39,472
            Accrued accounting fees and other         18,131      39,127
                                                    --------    --------

                                                    $ 94,406    $105,599
                                                    ========    ========

            (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

================================================================================

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2005 AND 2004
================================================================================

2.    Accounts Payable and Accrued Liabilities (continued)

            (b) For the six months ended October 31, 2005 and 2004, the Company incurred legal fees of approximately $42,800 and $37,620, respectively, which include professional fees paid to the law firm of which an officer of the Company is a Member.

            (c) For the six months ended October 31, 2005 and 2004, the Company incurred audit fees of approximately $5,495 and $14,240, respectively.

3.    Investment Transactions

      Purchases and sales of  investments  in municipal  obligations  (excluding short-term and demand investments) amounted to approximately $2,007,000 and $1,810,000, respectively, for the six months ended October 31, 2005 and $1,344,412 and $1,568,100, respectively, for the six months ended October 31, 2004.

      The U.S. Federal income tax basis of the Company's investments, at October 31, 2005 and 2004, was approximately $36,097,519 and $35,528,253, respectively, and net unrealized appreciation at October 31, 2005 and 2004, for U.S. Federal income tax purposes was approximately $1,194,450 and $2,900,749, respectively (gross unrealized appreciation of approximately $1,332,371 and $2,903,439, respectively, gross unrealized depreciation of approximately $137,921 and $2,690, respectively.

4.    Common Stock, Net Asset Values and Share Redemption Plan

      At October 31,  2005 and 2004,  there were  6,000,000  shares of $0.02 par
      value  common  stock   authorized  of  which  3,199,100  had  been  issued
      aggregating $63,982, and additional paid-in capital aggregating $312,787.

      The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share as of the end of the Company's fiscal quarter in which the request for redemption is received. At October 31, 2005 and 2004, $968,287 (82,588.2052 shares),
      $933,992 (79,829.8026 shares), respectively, had been redeemed under this plan.

      The net asset value per share is calculated by dividing the value of all assets less total liabilities by the number of common shares outstanding at the end of the period.

      The net asset value per share and the shares outstanding were as follows:

                                                       October 31,
                                                   2005           2004
                                                 --------       --------
            Net asset value:
                - at market value of the
                    underlying investments       $  12.21       $  12.76
                - at amortized cost              $  11.83       $  11.83

================================================================================

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2005 AND 2004
================================================================================

4.    Common Stock, Net Asset Values and Share Redemption Plan (continued)

                                                             October 31,
                                                         2005          2004
                                                         ----          ----

            Shares outstanding at:
                October 31, 2005                           3,116,511.7948
                October 31, 2004                           3,119,270.1974

5.    Distributions

      During the six months ended October 31, 2005 and 2004, distributions of $779,437 ($.25 per share) and $780,328 ($.25 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $67,110 in 2005 and $62,889 in 2004, were exempt from Federal income taxes. Distributions for the year ended April 30, 2005 were $1,497,705 ($.48 per share) and were exempt from Federal income taxes except for $117,464 of capital gains.

      The tax  character  of  distributions  paid  during the six  months  ended
      October 31, 2005 and 2004 and the year ended April 30, 2005 were as follows:

                                                      Six Months Ended             Year Ended
                                                         October 31,               April 30,
                                                    2005             2004             2005
                                                -----------      -----------      -----------
      Distributions paid from
          Tax exempt investment income, net     $   712,327      $   717,439      $ 1,380,241
          Capital gains                              67,110           62,889          117,464
                                                -----------      -----------      -----------

                                                $   779,437      $   780,328      $ 1,497,705
                                                ===========      ===========      ===========

      As of October 31, 2005 and 2004 and April 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                                October 31,      October 31,       April 30,
                                                    2005             2004             2005
                                                -----------      -----------      -----------
      Overdistributed tax-exempt
         investment income, net                 $   (80,931)     $   (39,997)     $   (50,226)
      Undistributed capital gains                    38,305               --           64,897
      Unrealized appreciation of
         investments, net                         1,194,450        2,900,749        2,075,444
                                                -----------      -----------      -----------

                                                $ 1,151,824      $ 2,860,752      $ 2,090,115
                                                ===========      ===========      ===========

      The Company has no capital loss carry forwards as of October 31, 2005 and 2004. The Company had no capital reclassification related to permanent book/tax differences for the six months ending October 31, 2005 and 2004.

================================================================================

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2005 AND 2004
================================================================================

6.    Financial Highlights

      Selected per share data and ratios

                                                                          SIX MONTHS ENDED OCTOBER 31,

                                                           2005          2004          2003          2002          2001
                                                         -------       -------       -------       -------       -------
         Per share data:
           (For a share of capital stock outstanding
             throughout the period):

         Net asset value, beginning of year              $ 12.51       $ 12.61       $ 12.94       $ 12.56       $ 12.36
                                                         -------       -------       -------       -------       -------

         Income from investment operations:
           Net investment income                            0.22          0.22          0.24          0.23          0.25
           Net realized and unrealized
             gain (loss) on investments                    (0.27)         0.18         (0.08)         0.25          0.32
                                                         -------       -------       -------       -------       -------

         Total from investment operations                  (0.05)         0.40          0.16          0.48          0.57
                                                         -------       -------       -------       -------       -------

         Less distributions:
           Dividends (from net investment
             income)                                       (0.23)        (0.23)        (0.22)        (0.24)        (0.26)
           Capital gains                                   (0.02)        (0.02)        (0.03)        (0.01)        (0.02)
                                                         -------       -------       -------       -------       -------

             Total distributions                           (0.25)        (0.25)        (0.25)        (0.25)        (0.28)
                                                         -------       -------       -------       -------       -------

         Net asset value - end of period                 $ 12.21       $ 12.76       $ 12.85       $ 12.79       $ 12.65
                                                         =======       =======       =======       =======       =======

      Per share market value - end of period             $ 12.21       $ 12.76       $ 12.85       $ 12.79       $ 12.65
                                                         =======       =======       =======       =======       =======

      Total investment return                              -2.40%         1.18%        -0.70%         1.91%         2.35%

      Ratios/Supplemental Data:
         Net assets, end of period (in thousands)        $38,064       $39,805       $40,153       $39,966       $39,582
         Ratio of expenses to average net assets
           (annualized)                                     0.94%         0.96%         0.74%         0.77%         0.69%
         Ratio of net investment income - to
           average net assets (annualized)                  3.54%         3.46%         3.72%         3.64%         3.93%

         Portfolio turnover rate                             5.2%          4.0%          7.0%          3.0%          3.0%

      Average (simple) number of shares
         outstanding (in thousands)                        3,117         3,119         3,125         3,126         3,130

================================================================================

Item 2. Code of Ethics

      Not required in this report.

Item 3. Audit Committee Financial Expert

      Not required in this report.

Item 4. Principal Accountant Fees and Services

      Not required in this report.

Item 5. Audit Committee of Listed Registrants.

      Not required in this report.

Item 6. Schedule of Investments.

      A schedule of registrant's investments in securities of unaffiliated issuers as of October, 31, 2005 is included as part of the financial statement filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

      Not required in this report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 10. Submission of Matters to a Vote of Security Holders.

      The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures

      (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

      (b) There was no change in the registrant's internal control over financial reporting that occurred during its last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

      (a)   The following exhibits are filed herewith:

            (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tridan Corp.
             -------------------------------------------------------------------


By (Signature and Title) /S/ Peter Goodman
                         -------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: December 28, 2005
      ----------------------

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /S/ Peter Goodman
                         -------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: December 28, 2005
      ----------------------


By (Signature and Title) /S/ Warren F. Pelton
                         -------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date: December 28, 2005
      ----------------------